Financial Risk Management (Details)	Jun. 30, 2026
Probable Scenarios One [Member]
Financial Risk Management [Line Items]
Intensity of variation	0.00%
Probable Scenarios Two [Member]
Financial Risk Management [Line Items]
Intensity of variation	25.00%
Probable Scenarios Three [Member]
Financial Risk Management [Line Items]
Intensity of variation	50.00%
Probable Scenarios Four [Member]
Financial Risk Management [Line Items]
Intensity of variation	25.00%
Probable Scenarios Five [Member]
Financial Risk Management [Line Items]
Intensity of variation	50.00%